Recurring Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets

		Quoted	Significant	Significant
		Prices	Other	Other
	Value	in Active	Observable	Unobservable
	Carrying	Markets	Inputs	Inputs
As of October 31, 2022	Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$86,972,255	$86,972,255	$-	$-
	$86,972,255	$86,972,255	$-	$-

		Quoted	Significant	Significant
		Prices	Other	Other
	Value	in Active	Observable	Unobservable
	Carrying	Markets	Inputs	Inputs
As of July 31, 2022	Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$86,472,912	$86,472,912	$-	$-
	$86,472,912	$86,472,912	$-	$-

		Quoted	Significant	Significant
		Prices	Other	Other
	Value	in Active	Observable	Unobservable
	Carrying	Markets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	$86,472,912	$86,472,912	$-	$-
	$86,472,912	$86,472,912	$-	$-